Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities
Net loss	$ (902)	$ (1,560)	$ (658)
Loss from discontinued operations		129	126
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	54	99	1,794
Amortization	176	208	164
Gain on disposal of property, plant and equipment	(15)	(155)
Gain on disposal of intangible asset		(41)
Write off of accounts payable		(32)
Inventory allowance	283	98	(108)
Reversal of bad debts		(45)	(365)
Gain from liquidation of subsidiary	(1,448)
Others			(55)
Changes in assets and liabilities:
Trade receivables	(770)	58	126
Other receivables, deposits and prepayments	(396)	651	(522)
Inventories	460	44	1,403
Income tax recoverable	41	(375)	(582)
Notes payable	537	(762)	733
Accounts payable	2,303	127	(470)
Accrued charges and deposits	148	265	(71)
Income tax liabilities	20	17	(4)
Deferred income tax liabilities	(17)		5
Operating activities of continuing operations	474	(1,274)	1,516
Operating activities of discontinued operations		84	1,970
Net cash generated from (used in) operating activities	474	(1,190)	3,486
Cash flows from investing activities
Proceeds from disposal of intangible assets		513
Proceeds from disposal of property, plant and equipment	25	252
Acquisition of property, plant and equipment	(3,415)	(1,397)	(491)
Acquisition of intangible assets		(682)
Proceeds from investments			1,059
Investing activities of continuing operations	(3,390)	(1,314)	568
Investing activities of discontinued operations			4
Net cash generated from (used in) investing activities	(3,390)	(1,314)	572
Cash flows from financing activities
Capital lease payments		(52)	(130)
Repayment of banking facilities		(68)	(317)
Financing activities of continuing operations		(120)	(447)
Financing activities of discontinued operations			(3,935)
Net used in financing activities		(120)	(4,382)
Net decrease in cash and cash equivalents	(2,916)	(2,624)	(324)
Effect of exchange rate changes on cash and cash equivalents held in foreign currencies	518	(78)	(272)
Cash and cash equivalents, beginning of year	5,412	8,114	8,710
Cash and cash equivalents, end of year	3,014	5,407	8,114
Less: cash and cash equivalents at the end of the year - discontinued operations		(5)	(29)
Cash and cash equivalents at the end of the year - continuing operations	3,014	5,407	8,085
Cash paid during the year for:
Interest paid	87	56	69
Income tax paid, net of refund			4
Non-cash investing and financing activities:
Interest Income	$ 7	$ 6	$ 103